Overview (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Effects of Restatement on Affected Items within Company's Previously Reported Consolidated Balance Sheets and Statements of Operations

The following table (in thousands, except share and per share amounts) sets forth the effects of the restatement on affected items within the Company’s previously reported consolidated balance sheets and statements of operations for the periods ended December 31, 2017, March 31, 2018, and June 30, 2018, had the adjustments been made in the corresponding quarters.

	As of December 31, 2017			As of March 31, 2018			As of June 30, 2018			As of June 30, 2018
	As Previously Reported	Correction of error	As Restated	As Previously Reported	Correction of error	As Restated	As Previously Reported	Correction of error	As Restated	As Previously Reported	Correction of error	As Restated
Series A Warrant liability	$352	$(282)	$70	$291	$(233)	$58	$1,015	$(812)	$203	$1,015	$(812)	$203
Total liabilities	12,487	(282)	12,205	13,312	(233)	13,079	17,507	(812)	16,695	17,507	(812)	16,695
Accumulated deficit	(113,979)	282	(113,697)	(117,734)	233	(117,501)	(125,371)	812	(124,559)	(125,371)	812	(124,559)

	Year Ended December 31, 2017			Quarter Ended March 31, 2018			Quarter Ended June 30, 2018			Six Months Ended June 30, 2018
	As Previously Reported	Correction of error	As Restated	As Previously Reported	Correction of error	As Restated	As Previously Reported	Correction of error	As Restated	As Previously Reported	Correction of error	As Restated
Change in fair value of warrant liabilities	(967)	282	(685)	212	(49)	163	(3,834)	579	(3,255)	(3,622)	530	(3,092)
Total other income (expense)	(1,553)	282	(1,271)	234	(49)	185	(3,801)	579	(3,222)	(3,567)	530	(3,037)
Pro Forma net loss per common share	$(1.75)	$(0.04)	$(1.71)	$(0.19)	$—	$(0.19)	$(0.38)	$0.03	$(0.35)	$(0.57)	$0.03	$(0.54)